Net Defined Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Amount Recognized in the Statements of Financial Position and Defined Benefit Obligations
The amounts recognized in the statements of financial position as at December 31, 2021 and 2022, are determined as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Present value of defined benefit obligations	￦	2,494,930	￦	2,218,655
Fair value of plan assets		(2,314,632)		(2,478,143)

Liabilities	￦	197,883	￦	51,654

Assets	￦	17,585	￦	311,142

Summary of Changes in the Defined Benefit Obligations
Changes in the defined benefit obligations for the years ended December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	2021		2022
Beginning	￦	2,556,712	￦	2,494,930
Current service cost		249,125		238,068
Interest expense		44,905		59,041
Benefit paid		(310,766)		(316,047)
Changes due to settlements of plan & Past Service Cost		(681)		(701)
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions		(8,375)		(13,048)
Actuarial gains and losses arising from changes in financial assumptions		(61,002)		(323,501)
Actuarial gains and losses arising from experience adjustments		(5,271)		80,845
Changes in scope of consolidation , etc.		30,283		(932)

Ending	￦	2,494,930	￦	2,218,655

Changes in the fair value of plan assets for the years ended December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	2021		2022
Beginning	￦	2,189,375	￦	2,314,632
Interest income		39,858		55,902
Remeasurements:
Return on plan assets (excluding amounts included in interest income)		(130)		(8,542)
Benefits paid		(271,506)		(287,419)
Employer contributions		325,818		401,358
Changes in scope of consolidation , etc.		31,217		2,212

Ending	￦	2,314,632	￦	2,478,143

Summary of Amounts Recognized in the Consolidated Statements of Operations
Amounts recognized in the consolidated statements of profit or loss for the years ended December 31, 2020, 2021 and 2022, are as follows:

( i n millions of Korean won)	2020		2021		2022
Current service cost	￦	248,047	￦	249,125	￦	238,068
Net Interest cost		6,494		5,047		3,139
Changes due to settlements of plan & Past Service Cost		1,075		(681)		(701)
Transfer out		(16,514)		(16,660)		(15,102)

Total expenses	￦	239,102	￦	236,831	￦	225,404

Summary of Principal Actuarial Assumptions	Principal actuarial assumptions used are as follows:

	December 31, 2020	December 31, 2021	December 31, 2022
Discount rate	1.93%	2.55%	5.05%
Salary growth rate	4.88%	5.10%	5.15%

Summary of Sensitivity of the Defined Benefit Obligations
The sensitivity of the defined benefit obligations as at December 31, 2022, to changes in the principal assumptions is:

(In percentage, in millions of Korean won )	Effect on defined benefit obligation
	Changes in assumption	Increase in assumption	Decrease in assumption
Discount rate	0.5% point	￦ (108,725)	￦	117,362
Salary growth rate	0.5% point	113,037		(105,541)

Summary of Expected Maturity Analysis of Undiscounted Pension Benefits
The expected maturity analysis of undiscounted pension benefits as at December 31, 2022, is as follows:

( i n millions of Korean won)	Less than 1 year		Between 1-2 years		Between 2-5 years		Over 5 years		Total
Pension benefits	￦	231,594	￦	336,926	￦	855,642	￦	1,922,089	￦	3,346,251